                                                               November 21, 1995
Dear Fellow Shareholders:

I am pleased to provide you with the annual report for the Diversified Portfolio (the "Fund") of Heritage Income Trust for the fiscal year ended September 30, 1995. For this period, Class A Shares of your Fund had a total return (excluding the imposition of a front-end sales load) of +11.23% as compared to the return for the Merrill Lynch Domestic Master Index of +14.11%. From April 3, 1995, when Class C Shares of your Fund were introduced, through the end of the fiscal year, Class C Shares returned +6.18%.

The past year has provided a pleasant contrast to the preceeding year for investors in the bond market as most sectors of the market delivered positive returns. Lower interest rates in the intermediate to long sectors benefited the U.S. Government securities in your Fund while an economy with slow but steady growth also allowed most of the high yield bond issues in your Fund to deliver attractive returns. In the letter that follows, H. Peter Wallace and David Blount discuss in greater detail the factors that materially affected the performance of your Fund over its most recent fiscal year. Peter, a senior vice president of Heritage Asset Management, manages the U.S. Government sector of your Fund while David, a vice president of Eagle Asset Management ("Eagle"), manages the high yield sector of your Fund. I hope you will find their comments helpful in understanding how your Fund performed last year.

At yesterday's Board of Trustees meeting for your Fund, the Board approved several proposed changes that soon will be submitted to a shareholder vote. Most significant among these is the proposed change in your Fund's investment policies to allow up to 100% of your Fund's portfolio to be invested in high yield debt securities. The Board also approved, subject to shareholder approval, retaining Salomon Brothers Asset Management, Inc. to serve as your Fund's investment subadviser, replacing Eagle, given Eagle's plans to exit the high yield bond management area next year. While we and the Board continue to believe that an asset allocation strategy in which high yield bonds and Government bonds are combined may provide attractive returns with reduced volatility, we and the Board recognize that the appropriate blend of these securities may be different for each investor. Assuming the Board's proposed changes are approved, you and your financial advisors can select the desired mix of high yield bonds and Government bonds by investing in separate funds that specialize in each area. You will be receiving more information on these proposals in the near future.

On behalf of all of us at Heritage, thank you for your continuing investment with us. We wish you a happy and healthy holiday season and a wonderful 1996!

                                           Sincerely,

                                           /s/Stephen G. Hill
                                           Stephen G. Hill
                                           President

Dear Shareholders:

It is a pleasure to report the factors that influenced the performance of your Fund over the year ended September 30, 1995. The Government sector of the Fund performed well in the past year, and a number of factors influenced the overall performance of the Fund. The primary factor influencing Fund performance was the decline in domestic interest rates. Interest rates, as measured by the yield on the ten-year U.S. Treasury Note, declined sharply falling from approximately 7.60% in September of 1994 to 6.14% in September 1995, a drop of 146 basis points or 1.46%.

The decline in rates was not smooth and volatility in the fixed income markets was quite high. In the early part of the fiscal year, September 1994 to December of 1994, the yield curve flattened dramatically, with the spread between two-year and thirty-year U.S. Treasury issues narrowing from just over 100 basis points to 64 basis points in late October, and then moving to 80 basis points at year end. The yield of ten-year U.S. Treasury Notes rose from 7.60% to 7.82% over the same period. At the time, the Government portion of your Fund was structured defensively, using a combination of shorter-term Treasury securities, mortgage related securities and collateralized mortgage obligation floating rate issues.

At the end of 1994, the fixed income market began to improve significantly as market expectations for slower economic growth and the potential for an ease in monetary policy by the Federal Reserve grew. Interest rates, as measured by the yield on the ten-year U.S. Treasury Note, declined to 7.20%.

During this period, the Government portion of your Fund eliminated its holding in floating rate securities and began to emphasize longer maturity Treasury and longer average life mortgage related issues to position its duration (price sensitivity to interest rates) closer to that of the Merrill Lynch Government Master Index.

In mid summer, the domestic economy began to show some signs of revival from a fairly anemic second quarter growth rate. Interest rates moved higher, and the government sector of your Fund's duration was shortened somewhat to become slightly more defensive. In early August, yields again began to fall as signs of weakness, particularly in retail sales, began to emerge. The government sector of your Fund was again positioned to benefit from falling rates with the addition of longer-term U.S. Treasury issues.

During the year, your Fund continued to hold two very small positions of mortgage derivative securities. Specifically these are two very short average life principal only securities, FNMA 92-167 A, which fully paid off during the year, and FNMA 89-16 C. We plan to continue holding FNMA 89-16C as we expect the issue to be fully paid down in early 1996. Overall, these positions were beneficial to the Fund over the year.

Given the current low rate of inflation, and our belief that inflation will not accelerate sharply for the remainder of 1995 and early 1996, we expect to maintain our current duration and strategic posture of the Government portion of your Fund for the near future.

In the high yield bond portion of the Fund, the last year was a dramatic improvement over the performance in the October 1, 1993 to September 30, 1994 period. Several factors influenced the high yield market including interest rates, technical factors, and fundamental considerations. In addition to these factors, the performance of the high yield portion of your Fund was influenced by industry concentrations and certain specific securities.

The decline in interest rates over the year, as discussed above, was the primary driver of returns during the year. However, the high yield market did not fully participate in the Treasury rally. Hence, the spread between the yield of the Treasury market and the high yield market widened. Your Fund has had, and continues to have, a relatively low duration. Therefore, interest rates have a lessor effect on your Fund.

Technical factors that affected the high yield market, and the high yield portion of your Fund, are the demand for and supply of high yields bonds. Acting to depress the market somewhat over the past year was a high supply of new issue bonds. The level of new issuance in 1995 is running approximately 40% ahead of 1994. In addition, the amount of new deals on the "forward calendar" is large. Offsetting this high supply has been healthy demand for high yield bonds, as indicated by funds flow into high yield mutual funds. Fundamentally, the high yield market performed relatively well. Even though the default rate doubled from last year, defaults were still at a low level.

The high yield bond portion of your Fund was affected by several industry factors as well as specific issues, the most relevant of which I will discuss. Although the retail sector was a poor performer for the market, your holdings did well. CompUSA, the nations largest computer superstore, had a financial turnaround during the year. The beverage sector was a poor performer for the market as well as for your Fund. Our holdings in G. Heileman Brewing were sold at a loss during the latest quarter. Heileman, the brewer of brands such as Colt 45 malt liquor, Old Style, and Lone Star beer experienced tremendous pressure on margins due to high raw material costs and poor sales. Healthcare was an outstanding performer for the Fund and the market, with your holdings in OrNda Healthcorp performing nicely. Home construction was a laggard industry. Your position in Oriole Homes and Ryland Homes suffered due to soft home sales in late 1994 and into 1995. Finally, your position in Comcast Cellular performed extremely well due to continued growth in sales and cash flow, as well as the equity kicker imbedded in this bond.

Sincerely,                                         Sincerely,

/s/H. Peter Wallace                                /s/David Blount
H. Peter Wallace, CFA                              David Blount, CFA
Senior Vice-President                              Vice President
Heritage Asset Management, Inc.                    Eagle Asset Management, Inc.

                                     CHART

 * AVERAGE ANNUAL TOTAL RETURNS FOR HIT-D CLASS A SHARES ARE CALCULATED IN CONFORMANCE WITH ITEM 22 OF FORM N-1 A, WHICH ASSUMES THE MAXIMUM SALES LOAD OF 3.75% AND REINVESTMENT OF DIVIDENDS.
** FROM FUND INCEPTION ON 3/1/90.

--------------------------------------------------------------------------------
                  HERITAGE INCOME TRUST-DIVERSIFIED PORTFOLIO
                              INVESTMENT PORTFOLIO
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                                                                                          MARKET
                                                                                                           VALUE
                                                                                                        -----------
GOVERNMENT SECTOR--58.6%(A)
REPURCHASE AGREEMENT--8.0%(A)
    Repurchase Agreement with State Street Bank and Trust Company, dated September 29, 1995 @ 6.10%, to be repurchased at $2,451,245 on October 2, 1995, (collateralized by $1,920,000 United States
    Treasury Bonds, 10.375%, due November 15, 2009, with market value of $2,524,983, including interest) (cost $2,450,000). .....................................................................  $ 2,450,000
                                                                                                        -----------

        PRINCIPAL
         AMOUNT                                                                                MATURITY
        --------                                                                                 DATE
                                                                                               --------
U.S. GOVERNMENT AND AGENCY SECURITIES--50.6%(A)
--------------------------------------------
  U.S. TREASURIES--39.3%
  --------------------
       $1,000,000   U.S. Treasury Notes, 6.125%..............................................  05/15/98     1,005,312
        1,000,000   U.S. Treasury Notes, 7.75%...............................................  01/31/00     1,064,685
        1,000,000   U.S. Treasury Notes, 6.125%..............................................  09/30/00     1,002,500
        3,750,000   U.S. Treasury Notes, 7.50%...............................................  02/15/05     4,082,813
        3,250,000   U.S. Treasury Notes, 6.50%...............................................  05/15/05     3,322,108
        1,500,000   U.S. Treasury Bonds, 6.875%..............................................  08/25/25     1,576,406
                                                                                                          -----------
                    Total U.S. Treasuries....................................................              12,053,824
                                                                                                          -----------
  U.S. GOVERNMENT AGENCIES--11.2%
  -----------------------------
    FEDERAL HOME LOAN MORTGAGE CORPORATION:
    -----------------------------------------
          311,859   REMIC, 1259 J, 6.25%.....................................................  01/15/97       311,541
    FEDERAL NATIONAL MORTGAGE ASSOCIATION:
    --------------------------------------
          128,723   REMIC, 1989-16 C, Principal Only TAC, 5.6%*..............................  03/25/19       126,763
        1,000,000   REMIC, 1991-99 H, PAC, 7.5%..............................................  12/25/20     1,006,250
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION:
    ------------------------------------------
        1,000,000   REMIC, 1995-2 E, 8.5%....................................................  07/20/18     1,025,313
          934,309   Pool #385895, 8.5%.......................................................  09/15/24       972,755
                                                                                                          -----------
                    Total U.S. Government Agencies...........................................               3,442,622
                                                                                                          -----------
                    Total U.S. Government and Agency Securities (cost $15,121,443)...........              15,496,446
                                                                                                          -----------
CORPORATE BONDS--43.1%(A)
------------------------
  ADVERTISING/COMMUNICATIONS--1.4%
  --------------------------------
          400,000   Katz Corporation, 12.75%.................................................  11/15/02       438,000
                                                                                                          -----------
  AUTO PARTS/EQUIPMENT--0.6%
  ---------------------------
          200,000   Venture Holdings Trust, 9.75%............................................  04/01/04       172,000
                                                                                                          -----------
  BEVERAGES--1.6%
  ----------------
          500,000   Royal Crown Corporation, 9.75%...........................................  08/01/00       485,000
                                                                                                          -----------
  BROADCASTING--1.6%
  -------------------
          500,000   Storer Communications, 10%...............................................  05/15/03       498,750
                                                                                                          -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                  HERITAGE INCOME TRUST-DIVERSIFIED PORTFOLIO
                              INVESTMENT PORTFOLIO
                               SEPTEMBER 30, 1995
                                  (CONTINUED)
--------------------------------------------------------------------------------

        PRINCIPAL
         AMOUNT                                                                                MATURITY     MARKET
        --------                                                                                 DATE        VALUE
                                                                                               --------   -----------
  BUILDING--1.4%
  ---------------
         $500,000   Oriole Homes Corporation, 12.5%..........................................  01/15/03   $   430,000
                                                                                                          -----------
  CONTAINERS--3.6%
  -----------------
          550,000   Owens-Illinois, Inc., 10.5%..............................................  06/15/02       573,375
          500,000   Riverwood International Corporation, 11.25%..............................  06/15/02       541,875
                                                                                                          -----------
                                                                                                            1,115,250
                                                                                                          -----------
  ELECTRONICS/ELECTRIC--4.4%
  -------------------------
          700,000   Harman International Industries, Inc., 12%...............................  08/01/02       770,000
          550,000   MagneTek, Inc., 10.75%...................................................  11/15/98       580,938
                                                                                                          -----------
                                                                                                            1,350,938
                                                                                                          -----------
  FINANCE--1.8%
  --------------
          550,000   Scotsman Group, Inc., 9.5%...............................................  12/15/00       539,000
                                                                                                          -----------
  FOODS--1.5%
  -------------
          500,000   Specialty Foods Acquisition Corporation, 10.25%..........................  08/15/01       472,500
                                                                                                          -----------
  HEALTH CARE CENTERS--5.2%
  -------------------------
          250,000   OrNda HealthCorp, 11.375%................................................  08/15/04       279,375
          250,000   OrNda HealthCorp, 12.25%.................................................  05/15/02       277,500
          500,000   Paracelsus Healthcare, Inc., 9.875%......................................  10/15/03       503,750
          500,000   Tenet Healthcare Corporation, 10.125%....................................  03/01/05       529,375
                                                                                                          -----------
                                                                                                            1,590,000
                                                                                                          -----------
  HOTELS/MOTELS/INNS--2.0%
  -------------------------
          500,000   La Quinta Inns, Inc., 9.25%..............................................  05/15/03       517,500
          100,000   Prime Hospitality Corporation, 7%(c).....................................  04/15/02       107,000
                                                                                                          -----------
                                                                                                              624,500
                                                                                                          -----------
  JEWELRY, SILVERWARE, TIMEPIECES, CHINA--2.2%
  -----------------------------------------
        1,000,000   Finlay Enterprises, Inc., 0% to 5/1/98, 12% to maturity..................  05/01/05       675,000
                                                                                                          -----------
  LAND DEVELOPMENT/REAL ESTATE--0.7%
  -----------------------------------
          250,000   Alexander Haagen Properties, Inc., 7.5%(c)...............................  01/15/01       208,125
                                                                                                          -----------
  LEISURE/AMUSEMENT--1.6%
  -------------------------
          500,000   Selmer Company, Inc., 11.0%..............................................  05/15/05       487,500
                                                                                                          -----------
  MEDICAL EQUIPMENT/SUPPLY--2.4%
  -------------------------------
          250,000   Amsco International Corporation, 4.5% to 10/15/95, 6.5% to maturity(c)...  10/15/02       237,500
          500,000   Wright Medical Technology, 10.75%, Series "B"............................  07/01/00       502,500
                                                                                                          -----------
                                                                                                              740,000
                                                                                                          -----------
  OIL & GAS--3.7%
  ----------------
          600,000   Global Marine, Inc., 12.75%..............................................  12/15/99       663,000
          475,000   Tuboscope Vetco International, Inc., 10.75%..............................  04/15/03       475,000
                                                                                                          -----------
                                                                                                            1,138,000
                                                                                                          -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                  HERITAGE INCOME TRUST-DIVERSIFIED PORTFOLIO
                              INVESTMENT PORTFOLIO
                               SEPTEMBER 30, 1995
                                  (CONTINUED)
--------------------------------------------------------------------------------

        PRINCIPAL
         AMOUNT                                                                                MATURITY     MARKET
        --------                                                                                 DATE        VALUE
                                                                                               --------   -----------
  RETAIL--4.0%
  -------------
         $750,000   Big 5 Holdings Corporation, 13.625%......................................  09/15/02   $   735,000
          500,000   Comp USA, Inc., 9.5%.....................................................  06/15/00       498,750
                                                                                                          -----------
                                                                                                            1,233,750
                                                                                                          -----------
  TELECOMMUNICATIONS--3.3%
  -------------------------
          250,000   Centennial Cellular Corporation, 10.125%.................................  05/15/05       252,188
        1,000,000   Comcast Cellular Corporation, Series "A", Zero Coupon Bond, 11.7%*.......  03/05/00       761,250
                                                                                                          -----------
                                                                                                            1,013,438
                                                                                                          -----------
                    Total corporate bonds (cost $12,997,741).................................              13,211,751
                                                                                                          -----------
WARRANTS--0.1%(A)
--------------
            UNITS
             ----
  MEDICAL EQUIPMENT/SUPPLIES
  ---------------------------
              206   Wright Medical Technology................................................                  33,970
                                                                                                          -----------
                    Total Warrants (cost $40)................................................                  33,970
                                                                                                          -----------
TOTAL INVESTMENT PORTFOLIO (cost $30,569,224)(b), 101.8%(a)..................................              31,192,167
OTHER ASSETS AND LIABILITIES, NET, (1.8%)(a).................................................                (545,500)
                                                                                                          -----------
NET ASSETS, 100.0%...........................................................................             $30,646,667
                                                                                                           ==========

---------------
 *  Yield to Maturity (unaudited)
(a) Percentages indicated are based on net assets.
(b) The aggregate identified cost for federal income tax purposes is $30,571,490. Market value includes net unrealized appreciation of $620,677, which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $830,205 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $209,528.
(c) Convertible security.

PAC-Planned Amortization Class
REMIC-Real Estate Mortgage Investment Conduit
TAC-Targeted Amortization Class

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                  HERITAGE INCOME TRUST-DIVERSIFIED PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

Assets
Investments, at market value (identified cost $28,119,224) (Note 1)......................                 $28,742,167
Repurchase agreement (identified cost $2,450,000) (Note 1)...............................                   2,450,000
Cash.....................................................................................                         774
Receivables:
  Interest...............................................................................                     527,494
  Fund shares sold.......................................................................                      30,710
Deferred state registration expenses (Note 1)............................................                      10,373
Prepaid insurance........................................................................                       2,434
                                                                                                          -----------
        Total assets.....................................................................                  31,763,952
Liabilities
Payables (Note 4):
  Investments purchased..................................................................  $1,002,500
  Fund shares redeemed...................................................................       3,498
  Accrued professional fees..............................................................      25,533
  Accrued management fee.................................................................      42,420
  Accrued distribution fee...............................................................       8,949
  Other accrued expenses.................................................................      34,385
                                                                                           ----------
        Total liabilities................................................................                   1,117,285
                                                                                                          -----------
Net assets, at market value..............................................................                 $30,646,667
                                                                                                           ==========
Net Assets
Net assets consist of:
  Undistributed net investment income (Note 1)...........................................                 $    93,090
  Net unrealized appreciation on investments.............................................                     622,943
  Accumulated net realized loss (Note 1).................................................                  (2,407,214)
  Paid-in capital........................................................................                  32,337,848
                                                                                                          -----------
Net assets, at market value..............................................................                 $30,646,667
                                                                                                           ==========
Class A Shares
Net asset value and redemption price per share ($30,004,403 divided by 3,018,826 shares
  of beneficial interest outstanding, no par value) (Note 2).............................                      $ 9.94
                                                                                                                =====
Maximum offering price per share (100/96.25 of $9.94)....................................                      $10.33
                                                                                                                =====
Class C Shares
Net assets value, offering price and redemption price per share ($642,264 divided by
  64,783 shares of beneficial interest outstanding, no par value) (Notes 1 and 2)........                      $ 9.91
                                                                                                                =====

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                  HERITAGE INCOME TRUST-DIVERSIFIED PORTFOLIO
                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

Investment Income
Interest...................................................................................               $ 2,783,575
Expenses (Notes 1 and 4):
  Management fee...........................................................................  $194,363
  Distribution fee.........................................................................   113,666
  Custodian/Fund accounting fees...........................................................    41,821
  Professional fees........................................................................    38,699
  Shareholder servicing fees...............................................................    28,181
  Amortization of state registration expenses..............................................    30,176
  Reports to shareholders..................................................................    21,065
  Amortization of organization expenses....................................................     4,167
  Trustees' fees and expenses..............................................................     9,800
  Insurance................................................................................     4,971
  Other....................................................................................     1,966
                                                                                             --------
    Total expenses before waiver...........................................................   488,875
    Fees waived by Manager (Note 4)........................................................   (83,663)        405,212
                                                                                             --------     -----------
Net investment income......................................................................                 2,378,363
                                                                                                          -----------
Realized and Unrealized Gain (Loss) on Investments
Net realized loss from investment transactions.............................................                (1,106,214)
Net increase in unrealized appreciation of investments during the year.....................                 2,100,137
                                                                                                          -----------
        Net gain on investments............................................................                   993,923
                                                                                                          -----------
Net increase in net assets resulting from operations.......................................               $ 3,372,286
                                                                                                           ==========

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       FOR THE YEARS ENDED
                                                                           -------------------------------------------
                                                                           SEPTEMBER 30, 1995       SEPTEMBER 30, 1994
                                                                           ------------------       ------------------
Decrease in net assets:
Operations:
  Net investment income..................................................     $  2,378,363             $  2,692,274
  Net realized loss from investment transactions.........................       (1,106,214)              (1,014,329)
  Net increase (decrease) in unrealized appreciation of investments
    during the year......................................................        2,100,137               (2,338,323)
                                                                           ------------------       ------------------
  Net increase (decrease) in net assets resulting from operations........        3,372,286                 (660,378)
Distributions to shareholders from:
  Net investment income, Class A Shares ($.74 and $.71 per share,
    respectively)........................................................       (2,484,241)              (2,770,014)
  Net investment income, Class C Shares ($.30 per share).................          (10,482)                      --
  Net realized gains, Class A Shares ($.07 per share)....................               --                 (270,959)
  Distribution in excess of net realized gains, Class A Shares ($.07 per
    share)...............................................................               --                 (277,151)
Decrease in net assets from Fund share transactions (Note 2).............       (6,054,028)              (2,402,711)
                                                                           ------------------       ------------------
Decrease in net assets...................................................       (5,176,465)              (6,381,213)
Net assets, beginning of the year........................................       35,823,132               42,204,345
                                                                           ------------------       ------------------
Net assets, end of the year (including undistributed net investment
  income of $93,090 and $199,940, respectively)..........................     $ 30,646,667             $ 35,823,132
                                                                           =================        =================

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                  HERITAGE INCOME TRUST-DIVERSIFIED PORTFOLIO
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                            CLASS A SHARES
                                                          ---------------------------------------------------
                                                                                                                  CLASS C
                                                              FOR THE YEARS ENDED SEPTEMBER 30,                   SHARES
                                                          ------------------------------------------              -------
                                                           1995     1994     1993     1992     1991    1990+      1995++
                                                          ------   ------   ------   ------   ------   ------     -------
NET ASSET VALUE, BEGINNING OF THE PERIOD................  $ 9.65   $10.65   $10.82   $10.29   $ 9.29   $9.60      $ 9.62
                                                          ------   ------   ------   ------   ------   ------     -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(a)..............................    0.72     0.69     0.81     0.83     0.87    0.43        0.31
  Net realized and unrealized gain (loss) on
    investments.........................................    0.31    (0.84)    0.07     0.59     1.00   (0.34 )      0.28
                                                          ------   ------   ------   ------   ------   ------     -------
  Total from Investment Operations......................    1.03    (0.15)    0.88     1.42     1.87    0.09        0.59
                                                          ------   ------   ------   ------   ------   ------     -------
LESS DISTRIBUTIONS:
  Dividends from net investment income..................   (0.74)   (0.71)   (0.83)   (0.85)   (0.87)  (0.36 )     (0.30 )
  Distributions from net realized gains.................      --    (0.07)   (0.22)   (0.04)      --   (0.04 )        --
  Distribution in excess of net realized gains..........      --    (0.07)      --       --       --      --          --
                                                          ------   ------   ------   ------   ------   ------     -------
  Total Distributions...................................   (0.74)   (0.85)   (1.05)   (0.89)   (0.87)  (0.40 )     (0.30 )
                                                          ------   ------   ------   ------   ------   ------     -------
NET ASSET VALUE, END OF THE PERIOD......................  $ 9.94   $ 9.65   $10.65   $10.82   $10.29   $9.29      $ 9.91
                                                          ======   ======   ======   ======   ======   =======    =========
TOTAL RETURN (%)(D).....................................   11.23    (1.59)    8.57    14.35    21.19    0.91 (c)    6.18 (c)
RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average daily net
    assets(a)...........................................    1.25     1.25     1.19     0.96     1.31    1.35 (b)    1.70 (b)
  Net investment income to average daily net assets.....    7.35     6.76     7.57     8.11     9.10    8.97 (b)    6.67 (b)
  Portfolio turnover rate...............................     109      135      150       71      119      39 (b)     109
  Net assets, end of the period ($ millions)............      30       36       42       32       15      10         0.6

---------------
 + For the period March 1, 1990 (commencement of operations) to September 30, 1990.
++ For the period April 3, 1995 (commencement of Class C Shares) to September 30, 1995.
(a) Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.03, $.02, $.02, $.05, $.07 and $.08 per Class A Share,
    respectively. The operating expense ratios including such items would be 1.51%, 1.42%, 1.43%, 1.60%, 2.17% and 3.00% (annualized) for Class A Shares, respectively. Excludes management fees waived by the Manager in the amount of $0.03 per Class C Share. The operating expense ratio including such items would be 1.96% (annualized) for Class C Shares.
(b) Annualized.
(c) Not annualized.
(d) Does not reflect the imposition of a sales charge.

--------------------------------------------------------------------------------
                  HERITAGE INCOME TRUST-DIVERSIFIED PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Income Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of three separate investment portfolios, the Diversified Portfolio (the "Fund"), the Limited Maturity Government Portfolio and the Institutional Government Portfolio. The Fund currently issues Class A and Class C Shares. Class A Shares are sold subject to a maximum sales charge of 3.75% of the amount invested payable at the time of purchase. Class C Shares, which were offered to shareholders beginning April 3, 1995, are sold subject to a contingent deferred sales charge of 1% of the lower of net asset value or purchase price payable upon any redemptions within one year after purchase. The policies described below are followed consistently by the Fund in the preparation of financial statements for the Fund in conformity with generally accepted accounting principles. Financial statements for the Limited Maturity Government Portfolio and the Institutional Government Portfolio are presented separately.

        Security Valuation: The Fund values investment securities at market value based on the last sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, market value is based on the most recent quoted bid price and in the absence of a market quote, securities are valued using such methods as the Board of Trustees believes would reflect fair market value. Investments in certain debt instruments not traded in an organized market, are valued on the basis of valuations furnished by independent pricing services or broker/dealers that utilize information with respect to market transactions in such securities or comparable securities, quotations from dealers, yields, maturities, ratings and various relationships between securities. Short term investments having a maturity of 60 days or less are valued at cost, which when combined with accrued interest included in the interest receivable or discount earned, approximates market.

        Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount equal to at least 100% of the resale price.

        Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in The Tax Reform Act of 1986, as amended. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes. As of September 30, 1995, the Fund had a net tax basis capital loss carryforward of $1,402,142, which may be applied against any realized net taxable gains until its expiration date of September 30, 2003. From November 1, 1994 to September 30, 1995, the Fund incurred $1,002,808 of net realized capital losses, which will be deferred and treated as arising on October 1, 1995, in accordance with regulations under the Internal Revenue Code.

        Distribution of Income and Gains: Distributions of net investment income are made monthly. Net realized gains from investment transactions for the Fund during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders in the following fiscal year. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

        Expenses: The Fund is charged for those expenses that are directly attributable to it, such as management fee, custodian/fund accounting fees, distribution fee, etc., while other expenses such as professional fees, insurance expense, etc., are allocated proportionately among the Portfolios. Expenses of the Fund are allocated to each class of shares based upon their relative percentage of current net assets. All expenses that are directly attributable to a specific class of shares, such as distribution fees, are allocated to that class.

        State Registration Expenses: State registration fees are amortized based either on the time period covered by the registration or as related shares are sold, whichever is appropriate for each state.

        Organization Expenses: Expenses incurred in connection with the formation of the Trust were deferred equally between the Portfolios and amortized on a straight-line basis over 60 months from the date of commencement of operations.

        Capital Accounts: The Fund reports the undistributed net investment income and accumulated net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without impacting the net asset value of Class A or Class C Shares of the Fund.

        Other: Investment security transactions are accounted for on a trade date plus one basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. All premiums/original issue discounts are amortized/accreted for both federal income tax and financial reporting purposes.

--------------------------------------------------------------------------------
                  HERITAGE INCOME TRUST-DIVERSIFIED PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 2: FUND SHARES. At September 30, 1995, there was an unlimited number of shares of beneficial interest of no par value authorized.

    Transactions in Class A Shares of the Fund during the years ended September 30, 1995 and 1994 were as follows:

                                                                                     FOR THE YEARS ENDED
                                                                   -------------------------------------------------------
                                                                      SEPTEMBER 30, 1995            SEPTEMBER 30, 1994
                                                                   -------------------------     -------------------------
                             CLASS A SHARES                          SHARES        AMOUNT          SHARES        AMOUNT
        ---------------------------------------------------------  ----------   ------------     ----------   ------------
        Shares sold..............................................     189,017   $  1,831,973        601,368   $  6,198,262
        Shares issued on reinvestment of distributions...........     194,940      1,881,075        250,301      2,562,687
        Shares redeemed..........................................  (1,079,005)   (10,410,508)    (1,099,200)   (11,163,660)
                                                                   ----------   ------------     ----------   ------------
        Net decrease.............................................    (695,048)  $ (6,697,460)      (247,531)  $ (2,402,711)
                                                                                 ===========                   ===========
        Shares outstanding:
          Beginning of the year..................................   3,713,874                     3,961,405
                                                                   ----------                    ----------
          End of the year........................................   3,018,826                     3,713,874
                                                                    =========                     =========

   Transactions for Class C Shares of the Fund from April 3, 1995 (commencement of Class C Shares) to September 30, 1995 were as follows:

                                 CLASS C SHARES                           SHARES    AMOUNT
        ----------------------------------------------------------------  ------   --------
        Shares sold.....................................................  64,725   $642,880
        Shares issued on reinvestment of distributions..................     582      5,752
        Shares redeemed.................................................    (524)    (5,200)
                                                                           -----    -------
        Net increase....................................................  64,783   $643,432
                                                                                    -------
                                                                                    -------
        Shares outstanding:
          Beginning of period...........................................      --
                                                                           -----
          End of period.................................................  64,783
                                                                           -----
                                                                           -----

Note 3: PURCHASES AND SALES OF SECURITIES. For the year ended September 30, 1995, purchases, sales and paydowns of investment securities (excluding repurchase agreements and short-term obligations) were as follows:

            U.S. GOVERNMENT SECURITIES                                   OTHER
---------------------------------------------------         -------------------------------
 PURCHASES             SALES             PAYDOWNS            PURCHASES             SALES
-----------         -----------         -----------         -----------         -----------
$27,900,236         $30,074,393         $   713,931         $ 4,763,905         $ 8,175,225

Note 4: MANAGEMENT, SUBADVISORY, DISTRIBUTION, SHAREHOLDER SERVICING AGENT AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager a fee equal to an annualized rate of 0.60% of the first $100,000,000 of the Fund's average daily net assets, and 0.50% of any excess over $100,000,000 of such net assets, computed daily and payable monthly. The agreement also provides for a reduction in such fees in any year to the extent that operating expenses of the Fund exceed applicable state expense limitations. From inception of the Fund, the Manager has reduced its investment advisory fees and reimbursed the Fund to the extent that operating expenses have exceeded amounts ranging from .85% to 1.35% of average daily net assets. Effective April 1, 1993, the Manager voluntarily agreed to waive its fee and, if necessary, reimburse the Fund to the extent that the Fund operating expenses exceed 1.25% for Class A Shares (1.70% for Class C Shares effective April 3,
        1995), on an annual basis, of the Fund's average daily net assets attributable to each class of shares. This agreement is more restrictive than any state expense limitation. Under the agreement, management fees of $83,663 ($0.03 per share for each class) were waived in the year ended September 30, 1995. If total Fund expenses fall below the expense limitation agreed to by the Manager before the end of the year ending September 30, 1997, the Fund may be required to pay the Manager a portion or all of the waived management fee. In addition, the Fund may be required to pay the Manager a portion or all of the management fee waived ($66,556) in the prior year ended September 30, 1994, if total Fund expenses fall below the annual expense limitation before the end of the year ending September 30, 1996.

--------------------------------------------------------------------------------
                  HERITAGE INCOME TRUST-DIVERSIFIED PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

        The Manager has entered into an agreement with Eagle Asset Management, Inc. (the "Subadviser") for the Subadviser to provide to the Fund investment advice, portfolio management services (including the placement of brokerage orders) and certain compliance and other services for a fee payable by the Manager equal to 25% of the fees payable by the Fund to the Manager without regard to any reduction due to the imposition of expense limitations.

        The Manager is also the Dividend Paying and Shareholder Servicing Agent for the Fund. The amount payable to the Manager for such expenses as of September 30, 1995 was $7,050. In addition, the Manager performs Fund accounting services and charged $28,242 during the current year of which $6,900 was payable as of September 30, 1995.

        Pursuant to the Class A Distribution Plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund is authorized to pay Raymond James & Associates, Inc. (the "Distributor") a fee equal to .35% of the average daily net assets for Class A Shares purchased on or before March 31, 1995. The Fund paid the Distributor a fee equal to .25% for Class A Shares purchased after March 31, 1995. Under the Class C Distribution Plan, the Fund paid the Distributor a fee equal to .80% of the average daily net assets for Class C Shares. The Distributor, on Class C Shares, may retain the first 12 months distribution fee for reimbursement of amounts paid to the broker/dealer at the time of purchase. Such fees are accrued daily and payable monthly. During the period $112,311 and $1,355 were paid for distribution fees for Class A Shares and Class C Shares, respectively. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly-owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Trust also serve as Trustees for Heritage Cash Trust, Heritage Income-Growth Trust, Heritage Capital Appreciation Trust, Heritage Series Trust and Heritage U.S. Government Income Fund, mutual funds which are also advised by the Manager of the Fund (collectively referred to as the Heritage mutual funds). Each Trustee of the Heritage mutual funds who is not an interested person of the Manager receives an annual fee of $8,000 and an additional fee of $2,000 for each combined quarterly meeting of the Heritage mutual funds attended. Trustees' fees and expenses are shared equally by each of the Heritage mutual funds.

--------------------------------------------------------------------------------
                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Heritage Income Trust - Diversified Portfolio:

     We have audited the accompanying statement of assets and liabilities of Heritage Income Trust-Diversified Portfolio, including the investment portfolio, as of September 30, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Heritage Income Trust-Diversified Portfolio as of September 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.



/s/Coopers & Lybrand
Boston, Massachusetts
November 27, 1995

HERITAGE INCOME TRUST DIVERSIFIED PORTFOLIO is a member of the Heritage family of mutual funds. Other investment alternatives managed by Heritage include:

                HERITAGE CASH TRUST
                       MONEY MARKET FUND
                       MUNICIPAL MONEY MARKET FUND
                HERITAGE CAPITAL APPRECIATION TRUST
                HERITAGE INCOME-GROWTH TRUST
                HERITAGE INCOME TRUST
                       LIMITED MATURITY GOVERNMENT PORTFOLIO
                HERITAGE SERIES TRUST
                       GROWTH EQUITY FUND
                       SMALL CAP STOCK FUND
                       VALUE EQUITY FUND
                HERITAGE U.S. GOVERNMENT INCOME FUND
                       (A CLOSED-END FUND THAT TRADES ON THE
                       NEW YORK STOCK EXCHANGE)

We are pleased that many of you are also investors in these funds. For information and a prospectus for any of these funds, please contact your account executive. Read the prospectus carefully before you invest in any of the funds.

     Heritage Income Trust

     Diversified Portfolio
     P.O. Box 33022
     St. Petersburg, FL 33733

     --------------------------------------------

     Address Change Requested

     Annual Report

     INVESTMENT ADVISOR/
     SHAREHOLDER SERVICES AGENT/
     FUND ACCOUNTANT
     Heritage Asset Management, Inc.
     P.O. Box 33022
     St. Petersburg, FL 33733
     (800) 421-4184

     DISTRIBUTOR
     Raymond James & Associates, Inc.
     P.O. Box 12749
     St. Petersburg, FL 33733
     (813) 573-3800

     LEGAL COUNSEL
     Kirkpatrick & Lockhart LLP

     INDEPENDENT ACCOUNTANT
     Coopers & Lybrand L.L.P.

     This report is for the information of shareholders of Heritage Income Trust-Diversified Portfolio. It may also be used as sales literature when preceded or accompanied by a prospectus.

          LOGO

  DIVERSIFIED PORTFOLIO

A MUTUAL FUND SEEKING
HIGH CURRENT INCOME CONSISTENT
WITH THE PRESERVATION OF CAPITAL

ANNUAL REPORT
and Investment Performance
Review for the Year Ended
SEPTEMBER 30, 1995

A member of the
Heritage Family of Mutual Funds(TM)